Basic and diluted net loss per share	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Basic and diluted net loss per share

12. Basic and diluted net loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260, “Earnings Per Share” on computation of earnings per share for the three and nine months ended March 31, 2025 and 2026 as follows:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2025	2026	2025	2026
Numerator:
Net loss attributable to ordinary shareholders	$(1,537,059)	$(2,632,431)	$(6,178,537)	$(7,916,977)

Denominator:
Denominator for basic and diluted loss per share
Weighted-average ordinary shares outstanding(i)	1,500	1,500	1,500	1,500
Basic and diluted(ii)
Basic and diluted loss per share	$(1,024.70)	$(1,754.95)	$(4,119.02)	$(5,277.98)

(i)	In January 2026, the Company adopted an Amended and Restated Certificate of Incorporation, which established a dual-class ordinary share structure. Under this new structure, the Company’s equity is divided into 303 Class A ordinary shares and 1,197 Class B ordinary shares, which are entitled to one (1) vote and twenty (20) votes per share, respectively. Despite the differential in voting power, Class A and Class B ordinary shares rank pari passu in all other respects, sharing ratably in dividends and any distributions upon liquidation.
(ii)	During the three and nine months ended March 31, 2025 and 2026, diluted net loss per share is calculated in the same manner as basic net loss per share, as the Company was in a net loss position and all potential ordinary shares were anti-dilutive.

13. Basic and diluted net loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260, “Earnings Per Share” on computation of loss per share for the years ended June 30, 2024 and 2025 as follows:

	For the years ended June 30,
	2024	2025
Numerator:
Net loss attributable to ordinary shareholders	$(4,956,347)	$(7,659,667)

Denominator:
Denominator for basic and diluted loss per share
Weighted-average ordinary shares outstanding, Basic and diluted*	1,500	1,500
Basic and diluted loss per share	$(3,304.23)	$(5,106.44)

*	The Company’s share-based compensation awards are expected to be settled through transfers of existing ordinary shares held by the controlling shareholder, rather than through the issuance of new shares by the Company. The underlying ordinary shares are included in issued and outstanding shares as of the balance sheet date; accordingly, such settlement is not expected to increase the Company’s total issued and outstanding shares. During the years ended June 30, 2024 and 2025, diluted net loss per share is calculated in the same manner as basic net loss per share.